RETIREMENT BENEFITS (Details 5)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U.S. Pension Plans
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	100.00%	100.00%
U.S. Pension Plans | Equity securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	17.00%	16.00%
U.S. Pension Plans | Debt securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	45.00%	44.00%
U.S. Pension Plans | Real estate
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	5.00%	5.00%
U.S. Pension Plans | Private equity
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	11.00%	13.00%
U.S. Pension Plans | Other investments
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	22.00%	22.00%
U.S. Pension Plans | Minimum | Equity securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
U.S. Pension Plans | Minimum | Debt securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	25.00%
U.S. Pension Plans | Minimum | Real estate
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
U.S. Pension Plans | Minimum | Private equity
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
U.S. Pension Plans | Minimum | Other investments
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	12.00%
U.S. Pension Plans | Maximum | Equity securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	30.00%
U.S. Pension Plans | Maximum | Debt securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	73.00%
U.S. Pension Plans | Maximum | Real estate
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	7.00%
U.S. Pension Plans | Maximum | Private equity
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	15.00%
U.S. Pension Plans | Maximum | Other investments
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	29.00%
Non - U.S. Pension Plans | Weighted Average
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Weighted-average asset allocation (as a percent)	100.00%	100.00%
Non - U.S. Pension Plans | Weighted Average | Equity securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	16.00%
Weighted-average asset allocation (as a percent)	16.00%	19.00%
Non - U.S. Pension Plans | Weighted Average | Debt securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	75.00%
Weighted-average asset allocation (as a percent)	72.00%	71.00%
Non - U.S. Pension Plans | Weighted Average | Real estate
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	1.00%
Weighted-average asset allocation (as a percent)	1.00%	1.00%
Non - U.S. Pension Plans | Weighted Average | Other investments
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	8.00%
Weighted-average asset allocation (as a percent)	11.00%	9.00%
Non - U.S. Pension Plans | Minimum | Equity securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	0.00%	0.00%
Non - U.S. Pension Plans | Minimum | Debt securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	0.00%	0.00%
Non - U.S. Pension Plans | Minimum | Real estate
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	0.00%	0.00%
Non - U.S. Pension Plans | Minimum | Other investments
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	0.00%	0.00%
Non - U.S. Pension Plans | Maximum | Equity securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	63.00%	65.00%
Non - U.S. Pension Plans | Maximum | Debt securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	100.00%	99.00%
Non - U.S. Pension Plans | Maximum | Real estate
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	41.00%	42.00%
Non - U.S. Pension Plans | Maximum | Other investments
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	100.00%	100.00%
U.S. Postretirement Benefit Plans
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	100.00%	100.00%
U.S. Postretirement Benefit Plans | Equity securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	17.00%	16.00%
U.S. Postretirement Benefit Plans | Debt securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	45.00%	44.00%
U.S. Postretirement Benefit Plans | Real estate
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	5.00%	5.00%
U.S. Postretirement Benefit Plans | Private equity
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	11.00%	13.00%
U.S. Postretirement Benefit Plans | Other investments
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	22.00%	22.00%
U.S. Postretirement Benefit Plans | Minimum | Equity securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
U.S. Postretirement Benefit Plans | Minimum | Debt securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	25.00%
U.S. Postretirement Benefit Plans | Minimum | Real estate
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
U.S. Postretirement Benefit Plans | Minimum | Private equity
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	0.00%
U.S. Postretirement Benefit Plans | Minimum | Other investments
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	12.00%
U.S. Postretirement Benefit Plans | Maximum | Equity securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	30.00%
U.S. Postretirement Benefit Plans | Maximum | Debt securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	73.00%
U.S. Postretirement Benefit Plans | Maximum | Real estate
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	7.00%
U.S. Postretirement Benefit Plans | Maximum | Private equity
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	15.00%
U.S. Postretirement Benefit Plans | Maximum | Other investments
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	29.00%
Non-U.S. Postretirement Benefit Plans | Weighted Average
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	100.00%
Weighted-average asset allocation (as a percent)	100.00%	100.00%
Non-U.S. Postretirement Benefit Plans | Weighted Average | Equity securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	27.00%
Weighted-average asset allocation (as a percent)	28.00%	44.00%
Non-U.S. Postretirement Benefit Plans | Weighted Average | Debt securities
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	55.00%
Weighted-average asset allocation (as a percent)	46.00%	45.00%
Non-U.S. Postretirement Benefit Plans | Weighted Average | Other investments
Defined Benefit Plan Disclosure
Target asset allocation (as a percent)	18.00%
Weighted-average asset allocation (as a percent)	26.00%	11.00%
Non-U.S. Postretirement Benefit Plans | Minimum | Equity securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	0.00%	0.00%
Non-U.S. Postretirement Benefit Plans | Minimum | Debt securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	46.00%	45.00%
Non-U.S. Postretirement Benefit Plans | Minimum | Other investments
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	0.00%	0.00%
Non-U.S. Postretirement Benefit Plans | Maximum | Equity securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	28.00%	44.00%
Non-U.S. Postretirement Benefit Plans | Maximum | Debt securities
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	100.00%	100.00%
Non-U.S. Postretirement Benefit Plans | Maximum | Other investments
Defined Benefit Plan Disclosure
Weighted-average asset allocation (as a percent)	26.00%	11.00%